CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 1,290,242	$ 1,116,128
Accounts receivable - net of allowance for credit losses of $312 and $318 as of June 30, 2024(unaudited) and December 31, 2023, respectively	19,602	17,911
Prepaid expenses and other current assets	56,181	39,103
Total current assets	1,366,025	1,173,142
Property and equipment, net	39,326	37,418
Operating lease right-of-use assets	60,910	62,280
Other long-term assets	3,937	2,816
Total assets	1,470,198	1,275,656
CURRENT LIABILITIES:
Accounts payable	46,293	24,837
Accrued expenses and other current liabilities	137,216	106,691
Deferred revenue, current	317,069	266,284
Operating lease liabilities, current	19,510	18,201
Total current liabilities	520,088	416,013
Operating lease liabilities, non-current	37,335	42,946
Deferred revenue, non-current	2,653	3,189
Total liabilities	560,076	462,148
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares, no par value – Authorized: 99,999,999 shares as of June 30, 2024 (unaudited) and December 31, 2023; Issued and Outstanding: 49,858,787 and 48,923,903 as of June 30, 2024 (unaudited) and December 31,2023, respectively	0	0
Founders’ shares no par value: Authorized: 1 share as of June 30, 2024 (unaudited), and December 31, 2023; Issued and Outstanding: 1 share as of June 30,2024 (unaudited), and December 31, 2023
Additional paid-in capital	1,470,476	1,388,108
Accumulated other comprehensive income	2,657	9,804
Accumulated deficit	(563,011)	(584,404)
Total shareholders’ equity	910,122	813,508
Total liabilities and shareholders’ equity	$ 1,470,198	$ 1,275,656